Prospectus Supplement                                             217940 9/04
dated September 2, 2004 to:

PUTNAM EUROPE EQUITY FUND
Prospectus dated October 30, 2003, as supplemented

Effective August 31, 2004, the seventh paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since        Experience
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Mark D. Pollard         2004         2004 - Present        Putnam Management
                                     Prior to Aug. 2004    Jura Capital LLP
                                     Prior to Oct. 2002    Lazard Asset
                                                           Management
                                     Prior to June 2000    Putnam Management
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Portfolio members       Since        Experience
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Heather Arnold          2003         Sept. 2003 - Present  Putnam Management
                                     Prior to May 2003     Alternum Capital
                                     Prior to June 2001    Franklin Templeton
                                                           Investments
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Joshua L. Byrne         2000         1992 - Present        Putnam Management
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